Equity-Based Compensation (Details) - Schedule of Restricted Stock Unit Activity - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance beginning		377,777
Weighted Average Remaining Term, Balance beginning		5 months 12 days
Number of Shares, Granted	614,883	117,800
Weighted Average Remaining Term, Granted	10 months 9 days	3 months 29 days
Number of Shares, Vested or released		(3,334)
Number of Shares, Forfeited	(614,883)	(495,577)
Weighted Average Remaining Term, Forfeited
Number of Shares, Balance ending
Weighted Average Remaining Contract Term, Balance ending
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance beginning	6,666
Weighted Average Remaining Term, Balance beginning
Number of Shares, Granted	1,641,332	110,000
Weighted Average Remaining Term, Granted	6 months 25 days	9 years 3 months 7 days
Number of Shares, Vested or released	(570,000)	(36,668)
Weighted Average Remaining Term, Vested or released
Number of Shares, Forfeited	(1,057,998)	(66,667)
Weighted Average Remaining Term, Forfeited
Number of Shares, Balance ending	20,000	6,666
Weighted Average Remaining Contract Term, Balance ending	0 years	10 months 24 days
Vendor Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance beginning	1,030,000
Weighted Average Remaining Term, Balance beginning
Number of Shares, Granted		1,030,000
Weighted Average Remaining Term, Granted		2 years 3 months
Number of Shares, Vested or released
Weighted Average Remaining Term, Vested or released
Number of Shares, Forfeited
Weighted Average Remaining Term, Forfeited
Number of Shares, Balance ending	1,030,000	1,030,000
Weighted Average Remaining Contract Term, Balance ending	1 year 3 months	2 years 3 months
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Balance beginning	110,000	110,000
Weighted Average Remaining Term, Balance beginning		4 years 11 months 15 days
Number of Warrants, Balance beginning	$ 12	$ 12
Number of Shares, Granted	3,143,969
Weighted Average Remaining Term, Granted	5 years
Weighted Average Exercise Price, Granted	$ 1.25
Number of Shares, Vested or released
Weighted Average Remaining Term, Vested or released
Weighted Average Excercise price, Vested or released
Number of Shares, Forfeited
Weighted Average Remaining Term, Forfeited
Weighted Average Exercise Price, Forfeited
Number of Shares, Balance ending	3,253,969	110,000
Weighted Average Remaining Contract Term, Balance ending	4 years 1 month 28 days	3 years 8 months 15 days
Weighted Average Excercise price, Balance ending	$ 1.61	$ 12